Segment and geographic information - Major components of Income before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Total		¥ 531,550	¥ 473,513	¥ 284,191
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(2,940)	(5,809)	2,021
Realized gain on investments in equity securities held for operating purposes		3,349	1,475	21,027
Equity in earnings of affiliates		36,452	51,221	46,420
Corporate items		(41,982)	(5,884)	(11,997)
Other	[1],[2]	29,767	(5,902)	(21,484)
Total		¥ 24,646	¥ 35,101	¥ 35,987

[1]	Includes the impact of Nomura’s own creditworthiness.
[2]	On April 10, 2025, Nomura sold certain owned land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥56,144 million is included in Revenue—Other in the consolidated statements of income for the year ended March 31, 2026.